SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2014	2014	2014
Outstanding at beginning of year	12,602	$40.58	$301,449
Granted	2,559	$65.28
Exercised	(2,173)	$26.77
Forfeited	(60)	$56.46

Outstanding at December 31,	*)12,928	$47.72	$398,893

Exercisable at December 31,	8,058	$41.72	$296,900

*)	As of December 31, 2014 , approximately 12.8 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2014, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
21.95-29.49	3,655	1.80	27.30	3,595	1.80	27.31
33.20-47.97	251	3.10	39.27	172	2.69	37.94
49.50-53.67	5,493	4.40	52.06	3,508	4.22	52.38
55.15-74.51	3,529	5.79	62.70	784	5.46	61.01

21.95-74.51	12,928	4.02	47.72	8,058	3.23	41.72

Summary of Restricted Stock Units Award Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2014:

Year ended December 31,
2014
Number in thousands
Outstanding at beginning of year	907
Granted	298
Vested	(284)
Forfeited	(119)

Outstanding as of December 31,	802

Summary of Performance Stock Units Award Activity

The following table summarizes information relating to PSUs, as well as changes to such awards during 2014:

Year ended December 31,
2014
Number in thousands
Outstanding at beginning of year	—
Granted	103
Forfeited	(9)

Outstanding as of December 31,	94